Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005429 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005429 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005429 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005429 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005429 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005429 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005429 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005429 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005429 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005429 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000005429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005429 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005429 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005429 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005430 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005430 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005430 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005430 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005430 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005430 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005430 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005430 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005430 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005430 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000005430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005430 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005430 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005431 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005431 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005431 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005431 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005431 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005431 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005431 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005431 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005431 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005431 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000005431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005431 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005431 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177207 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000177207 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000177207 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177207 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177207 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177207 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177207 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177207 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177207 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177207 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000177207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000177207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000177207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177207 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177207 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232530 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232530 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232530 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232530 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232530 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232530 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232530 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232530 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232530 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232530 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000232530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000232530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000232530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232530 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232530 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%